Average Annual Total Returns{- Fidelity SAI Short-Term Bond Fund} - 08.31 Fidelity SAI Bond Funds Combo PRO-04 - Fidelity SAI Short-Term Bond Fund	Fidelity SAI Short-Term Bond Fund Return Before Taxes Past 1 year	Fidelity SAI Short-Term Bond Fund Return Before Taxes Since Inception		Fidelity SAI Short-Term Bond Fund After Taxes on Distributions Past 1 year	Fidelity SAI Short-Term Bond Fund After Taxes on Distributions Since Inception		Fidelity SAI Short-Term Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Short-Term Bond Fund After Taxes on Distributions and Sales Since Inception		LB013 Past 1 year	LB013 Since Inception
Total	(0.65%)	(0.15%)	[1]	(0.83%)	(0.34%)	[1]	(0.38%)	(0.19%)	[1]	(0.47%)	(0.20%)	[1]

[1]	(a)From September 15, 2020